Ab Inbev Companies	12 Months Ended
Dec. 31, 2017
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Ab Inbev Companies
37.	AB INBEV COMPANIES

Listed below are the most important AB InBev companies. A complete list of the company’s investments is available at AB InBev NV, Brouwerijplein 1, B-3000 Leuven, Belgium.

LIST OF MOST IMPORTANT FULLY CONSOLIDATED COMPANIES

NAME AND REGISTERED OFFICE OF FULLY CONSOLIDATED COMPANIES	% OF ECONOMIC INTEREST AS AT 31 DECEMBER 2017

ARGENTINA
CERVECERIA Y MALTERIA QUILMES SAICA y G – Charcas 5160 – C1425BOF – Buenos Aires	61.92

AUSTRALIA
FOSTER’S GROUP PTY LTD – Southbank Boulevard 77 – 3006 Southbank – Victoria	100.00
CUB PTY LTD – Southbank Boulevard 77 – 3006 Southbank – Victoria	100.00
FBG FINANCE PTY LTD – Southbank Boulevard 77 – 3006 Southbank – Victoria	100.00
FBG TREASURY (AUST) PTY LTD – Southbank Boulevard 77 – 3006 Southbank – Victoria	100.00

BELGIUM
AB INBEV N.V. – Grand Place 1 – 1000 – Brussel	Consolidating Company
BRASSERIE DE L’ABBAYE DE LEFFE S.A. – Place de l’Abbaye 1 – 5500 – Dinant	98.54
BROUWERIJ VAN HOEGAARDEN N.V. – Stoopkensstraat 46 – 3320 – Hoegaarden	100.00
COBREW N.V. – Brouwerijplein 1 – 3000 – Leuven	100.00
INBEV BELGIUM S.P.R.L. – Industrielaan 21 – 1070 – Brussel	100.00

BOTSWANA
KGALAGADI BREWERIES (PTY) LTD – Plot 20768, Broadhurst industrial estate – Gaborone[38]	31.00

BOLIVIA
CERVECERIA BOLIVIANA NACIONAL S.A. – Av. Montes 400 and Chuquisaca No. 121, Zona Challapampa – La Paz	61.92

BRAZIL
AMBEV S.A. – Rua Dr Renato Paes de Barros, 1017, 3° andar, Itaim Bibi – CEP 04530-001 – São Paulo	61.92

CANADA
LABATT BREWING COMPANY LIMITED – 207 Queen’s Quay West, Suite 299 – M5J 1A7 – Toronto	61.92

[38]	The group’s shares entitle the holder to twice the voting rights

NAME AND REGISTERED OFFICE OF FULLY CONSOLIDATED COMPANIES	% OF ECONOMIC INTEREST AS AT 31 DECEMBER 2017

CHILE
CERVECERIA CHILE S.A. – Av. Presidente Eduardo Frei Montalva 9600 – 8700000 – Quilicura	61.92

CHINA
ANHEUSER-BUSCH INBEV (CHINA) SALES CO LTD. – Shangshou, Qin Duan Kou, Hanyang Area – 430051 – Wuhan City, Hubei Province	100.00
ANHEUSER-BUSCH INBEV (WUHAN) BREWERY CO. LTD. – Shangshou, Qin Duan Kou, Hanyang Area – 430051 – Wuhan City, Hubei Province	97.06
ANHEUSER-BUSCH INBEV (FOSHAN) BREWERY CO. LTD. – 1 Budweiser Avenue, Southwest St., Sanshui District – 528132 – Foshan City, Guangdong	100.00
ANHEUSER-BUSCH INBEV HARBIN BREWERY CO. LTD. – 9 HaPi Road Pingfang District – 150066 – Harbin City, Heilongijang Province	100.00
ANHEUSER-BUSCH INBEV (TANGSHAN) BREWERY CO. LTD. – 18, Yingbin Road – 063300 – Tangshan City, Hebei Province	100.00
ANHEUSER-BUSCH INBEV SEDRIN BREWERY CO. LTD. – 660 Gong Ye Road, Hanjiang District – 351111 – Putian City, Fujian Province	100.00
ANHEUSER-BUSCH INBEV SEDRIN (ZHANGZHOU) BREWERY CO. LTD. – Lantian Economic District – 363005 – Zhangzhou City, Fujian Province	100.00
ANHEUSER-BUSCH INBEV (TAIZHOU) BREWERY CO. LTD. – 159 Qi Xia East Road, Chengguan Town, Tiantai County – 317200 – Taizhou Cithy, Zhejiang Province	100.00
NANCHANG ASIA BREWERY CO. LTD. – 183 West Sandian Road, Qing Yun Pu District – Nanchang City, Jiangxi Province	100.00
SIPING GINSBER DRAFT BEER CO. LTD. – Xianmaquan, Tiedong Area – Siping City, Jilin Province	100.00
ANHEUSER-BUSCH INBEV BIG BOSS (JIANGSU) BREWERY CO. LTD. – 666 Zhaoxia Road – Nantong City, Jiangsu Province	100.00
ANHEUSER-BUSCH INBEV (SICHUAN) BREWERY CO. LTD. – No. 1, AB InBev Avenue, Cheng Nan Industry Park, Economic Development Area – 641300 – Ziyang City, Sichuan Province	100.00
ANHEUSER-BUSCH INBEV (HENAN) BREWERY CO. LTD. – No. 1 Budweiser Avenue, Industry Park, Tangzhuang Town – 453100 – Weihui City, Henan Province	100.00
INBEV JINLONGQUAN (HUBEI) BREWERY CO. LTD. – 89 Jin Long Quan Avenue – Jingmen City, Hubei Province	60.00
ANHEUSER-BUSCH INBEV (SUQIAN) BREWERY CO. LTD. – No 1 Qujiang Road, Suyu Industry Park – Suqian City, Jiangsu Province	100.00

COLOMBIA
BOGOTA BEER COMPANY BBC S.A.S. – Carrera 53 A, No 127 – 35 – 110221 – Bogota	97.22
BAVARIA S.A. S.A. – Carrera 53 A, No 127 – 35 – 110221 – Bogota	99.14
AMBEV COLOMBIA S.A.S. – Carrera 53 A, No 127 – 35 – 110221 – Bogota	97.22

CZECH REPUBLIC
PIVOVAR SAMSON A.S. – V parku 2326/18, Chodov, 148 00 Praha 4	100.00

DOMINICAN REPUBLIC
CERVECERIA NACIONAL DOMINICANA S.A. – Autopista 30 de Mayo Km 61/2, Distrito Nacional – A.P. 1086 – Santo Domingo[39]	34.06

ECUADOR
COMPAÑIA CERVECERA AMBEV ECUADOR S.A. – Km 14.5 Via a Daule S/N y Av. Las Iguanas, Guayaquil	97.22
CERVECERÍA NACIONAL (CN) SA – Via a daule km 16,5 y calle cobre s/n – Guayaquil, Guayas	95.58

EL SALVADOR
INDUSTRIAS LA CONSTANCIA, SA DE CV – 526 Av. Independencia, San Salvador	100.00

FRANCE
AB INBEV FRANCE S.A.S. – Immeuble Crystal, 38, Place Vauban – C.P. 59110 – La Madeleine	100.00

GERMANY
BRAUEREI BECK GmbH & CO. KG – Am Deich 18/19 – 28199 – Bremen	100.00
BRAUEREI DIEBELS GmbH & CO.KG – Brauerei-Diebels-Strasse 1 – 47661 – Issum	100.00
HAAKE-BECK AG – Am Deich 18/19 – 28199 – Bremen	99.96
HASSERÖDER BRAUEREI GmbH – Auerhahnring 1 – 38855 – Wernigerode	100.00
ANHEUSER-BUSCH INBEV GERMANY HOLDING GmbH – Am Deich 18/19 – 28199 – Bremen	100.00
SPATEN – FRANZISKANER – BRÄU GmbH – Marsstrasse 46 + 48 – 80335 – München	100.00
ANHEUSER-BUSCH INBEV Deutschland GmbH & Co KG – Am Deich 18/19 – 28199 – Bremen	100.00
LOEWENBRAEU AG – Nymphenburger Str. 7 – 80335 – München	100.00

[39]	55% owned by Ambev S.A

NAME AND REGISTERED OFFICE OF FULLY CONSOLIDATED COMPANIES	% OF ECONOMIC INTEREST AS AT 31 DECEMBER 2017

GHANA
ACCRA BREWERY LTD – Farra Avenue 20 1st Floor, Pkf Building, P.O. Box Gp1219 – Accra	60.00

GRAND DUCHY OF LUXEMBOURG
BRASSERIE DE LUXEMBOURG MOUSEL – DIEKIRCH – 1, Rue de la Brasserie – L-9214 – Diekirch	95.82

HONDURAS
CERVECERÍA HONDUREÑA, SA DE CV – Blvd. Del Norte, Carretera Salida a Puerto Cortes – San Pedro Sula, Cortes	99.00

INDIA
CROWN BEERS INDIA LIMITED – #8-2-684/A, Road No. 12 – Banjara Hills, Hyderabad 500034 – Andhra Pradesh	100.00
SABMILLER INDIA LIMITED LTD. – Unit No.301-302, Dynasty Business Park, 3rd Floor – Andheri – Kurla Road, Andheri (East) – 400059 – Mumbai, Maharashtra	99.60

ITALY
ANHEUSER-BUSCH INBEV ITALIA SPA – Piazza Buffoni 3, 21013 Gallarate	100.00

MEXICO
CERVECERIA MODELO DE MEXICO S. DE R.L. DE C.V – Javier Barros Sierra 555 Piso 3 – Zedec Ed Plaza Santa Fe – 01210 Mexico City	100.00

MOZAMBIQUE
CERVEJAS DE MOÇAMBIQUE SA – Rua do Jardim 1329 – Maputo[40]	49.00

THE NETHERLANDS
INBEV NEDERLAND N.V. – Ceresstraat 1 – 4811 CA – Breda	100.00
INTERBREW INTERNATIONAL B.V. – Ceresstraat 1 – 4811 CA – Breda	100.00
AB InBev Africa B.V.- Ceresstraat 1, 4811 CA – Breda	62.00
AB InBev Botswana B.V.- Ceresstraat 1, 4811 CA – Breda	62.00

NIGERIA
BEVERAGE MANAGEMENT SOLUTIONS LIMITED LTD. – 58 Akanbi Onitiri Close, Off Eric Moore Road, Surelere – Lagos	50.00
INTERNATIONAL BREWERIES PLC – Lawrence Omole Way, Omi Osoro Road, Imo Ilesha, Osun State[1]	37.50

PANAMA
CERVECERÍA NACIONAL HOLDING SA – Costa del Este Business Park, torre Oeste Piso 2 – Ciudad de Panama	60.00

PARAGUAY
CERVECERIA PARAGUAYA S.A. – Ruta Villeta km 30 N 3045 – 2660 – Ypané	61.92

PERU
COMPANIA CERVECERA AMBEV PERU S.A.C. – Av. Los Laureles Mza. A Lt. 4 del Centro Poblado Menor Santa Maria de Huachipa – Lurigancho (Chosica) – Lima 15	97.22
UNIÓN DE CERVECERÍAS PERUANAS BACKUS Y JOHNSTON SAA – 3986 Av. Nicolas Ayllon, Ate, Lima 3	93.65

RUSSIA
SUN INBEV – 28 Moscovskaya Street, Moscow region – 141607 – Klin	99.95

SOUTH AFRICA
SABSA HOLDINGS LTD PUBLIC LIMITED COMPANY – 65 Park Lane, Sandown – 2001 – Johannesburg	100.00
THE SOUTH AFRICAN BREWERIES (PTY) LTD LIMITED BY SHARES – 65 Park Lane, Sandown – 2146 – Johannesburg	91.55

SOUTH KOREA
ORIENTAL BREWERY CO., LTD – 151, Hyeondogongdan-ro, Seowon-gu Cheongju-si, Chungcheongbuk-do	100.00

SWITZERLAND
ANHEUSER-BUSCH INBEV PROCUREMENT GMBH GESELLSCHAFT MIT BESCHRÄNKTER HAFTUNG (GMBH) – Turmstrasse 26 – 6300 – Zug	100.00

[40]	The company is consolidated due to the group’s majority shareholdings and ability to control the operations

NAME AND REGISTERED OFFICE OF FULLY CONSOLIDATED COMPANIES	% OF ECONOMIC INTEREST AS AT 31 DECEMBER 2017

TANZANIA
KIBO BREWERIES LTD PRIVATE COMPANY – Uhuru Street, Plot No 79, Block AA, Mchikichini, Ilala District – – Dar es Salaam[1]	36.00

UGANDA
NILE BREWERIES LTD – Plot M90 Yusuf Lule Roa, Njeru, Jinja – Eastern Uganda	61.76

UKRAINE
SUN INBEV UKRAINE PJSC – 30-V Fizkultury Str., BC “Faringeit” 4th floor – 3068 – Kiev	98.34

UNITED KINGDOM
AB INBEV UK LTD – Porter Tun House, 500 Capability Green – LU1 3LS – Luton	100.00
PIONEER BREWING COMPANY LTD – Porter Tun House, 500 Capability Green - LU1 3LS – Luton	100.00
AB INBEV HOLDINGS LIMITED – AB INBEV HOUSE, CHURCH STREET WEST – GU21 6HT – WOKING, SURREY	100.00
AB INBEV INTERNATIONAL BRANDS LIMITED- AB InBev House, Church Street West, Woking, Surrey, GU21 6HT	100.00

UNITED STATES
ANHEUSER-BUSCH COMPANIES, LLC. – One Busch Place – St. Louis, MO 63118	100.00
ANHEUSER-BUSCH INTERNATIONAL, INC. – One Busch Place – St. Louis, MO 63118	100.00
ANHEUSER-BUSCH PACKAGING GROUP, INC. – One Busch Place – St. Louis, MO 63118	100.00
ANHEUSER-BUSCH, LLC – One Busch Place, St. Louis, MO. 63118	100.00
METAL CONTAINER CORPORATION, INC. – One Busch Place, St. Louis, MO. 63118	100.00
ANHEUSER-BUSCH NORTH AMERICAN HOLDING CORPORATION – C/O THE CORPORATION TRUST COMPANY INC. – 1209 Orange Street – DE 19801 – Wilmington	100.00

URUGUAY
CERVECERIA Y MALTERIA PAYSANDU S.A. – Cesar Cortinas, 2037 – C.P. 11500 – Montevideo	61.92

VIETNAM
ANHEUSER-BUSCH INBEV VIETNAM BREWERY COMPANY LIMITED/No.2 VSIP II-A, Street no. 28, Vietnam – Singapore II-A Industrial Park, Tan Uyen District, Binh Duong Province	100.00

ZAMBIA
ZAMBIAN BREWERIES PLC – Mungwi Road, Plot Number 6438, Lusaka	54.00

LIST OF MOST IMPORTANT ASSOCIATES AND JOINT VENTURES

NAME AND REGISTERED OFFICE OF ASSOCIATES AND JOINT VENTURES	% OF ECONOMIC INTEREST AS AT 31 DECEMBER 2017

FRANCE
SOCIÉTÉ DES BRASSERIES ET GLACIÈRES INTERNATIONALES SA – 30 AV George V, 75008, Paris	20.00

GIBRALTAR
BIH BRASSERIES INTERNATIONALES HOLDING LTD – CC Building, 10th Floor, Main Street	20.00
BIH BRASSERIES INTERNATIONALES HOLDING (ANGOLA) LTD – Suite 10/3, International Commercial Centre, 2A Main Street	27.00

TURKEY
ANADOLU EFES BIRACILIK VE MALT SANAYII AS – Bahçelievler Mahallesi, Sehit Ibrahim Koparir Caddesi No. 4, Bahçelievler Istanbul	24.00

ZIMBABWE
DELTA CORPORATION LTD – Sable house, P.O. Box BW 343, Northridge Close, Borrowdale, Harare	25.00